Tangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Plant Equipment

	Land and buildings	Fixtures and fittings	Equipment	Total
	£	£	£	£
Cost or valuation
At 1 January 2022	893,306	704,325	1,783,885	3,381,516
Additions	942,300	18,884	84,276	1,045,460
Disposals	—	—	(66,757)	(66,757)
Translation gains/(losses)	21,475	29,765	148,468	199,708

At 30 September 2022	1,857,081	752,974	1,949,872	4,559,927

Depreciation
At 1 January 2022	725,991	555,008	1,342,365	2,623,364
Charge for the period	148,587	39,072	181,040	368,699
Disposals	—	—	(61,513)	(61,513)
Translation (gains)/losses	7,349	23,078	112,435	142,862

At 30 September 2022	881,927	617,158	1,574,327	3,073,412

Carrying amount
At 30 September 2022	975,154	135,816	375,545	1,486,515

At 31 December 2021	167,315	149,317	441,520	758,152

	Land and buildings	Fixtures and fittings	Equipment	Total
	£	£	£	£
Cost
At 1 January 2021	887,072	685,643	1,652,988	3,225,703
Additions	5,208	26,869	383,151	415,228
Disposals	—	(8,501)	(228,879)	(237,380)
Translation gains/(losses)	1,026	314	(23,375)	(22,035)

At 31 December 2021	893,306	704,325	1,783,885	3,381,516

Depreciation
At 1 January 2021	509,023	477,337	1,323,930	2,310,290
Charge for the year	216,599	86,126	249,568	552,293
Disposals	—	(8,501)	(210,903)	(219,404)
Translation gains/(losses)	369	46	(20,230)	(19,815)

At 31 December 2021	725,991	555,008	1,342,365	2,623,364

Carrying amount
At 31 December 2021	167,315	149,317	441,520	758,152

At 31 December 2020	378,049	208,306	329,058	915,413

	Land and buildings	Fixtures and fittings	Equipment	Total
	£	£	£	£
Cost
At 1 January 2020	868,001	605,633	1,232,267	2,705,901
Additions	22,102	81,008	278,412	381,522
Disposals	—	—	(32,900)	(32,900)
Acquisitions through bus. combs.	—	—	156,113	156,113
Disposals through bus. combs.	—	—	(2,241)	(2,241)
Translation gains/(losses)	(3,031)	(998)	21,337	17,308

At 31 December 2020	887,072	685,643	1,652,988	3,225,703

Depreciation
At 1 January 2020	294,406	358,305	1,016,261	1,668,972
Charge for the year	215,527	118,970	201,822	536,319
Disposals	—	—	(32,900)	(32,900)
Disposals through bus. combs.	—	—	(1,519)	(1,519)
Translation (gains)/losses	(910)	62	16,020	15,172
Acquisitions through bus. combs.	—	—	124,246	124,246

At 31 December 2020	509,023	477,337	1,323,930	2,310,290

Carrying amount
At 31 December 2020	378,049	208,306	329,058	915,413

At 31 December 2019	573,595	247,328	216,006	1,036,929

Included within the carrying value of tangible assets are the following amounts relating to assets held under finance leases:

	Land and buildings	Fixtures and fittings	Equipment	Total
	£	£	£	£
At 31 December 2021	165,505	—	—	165,505
At 31 December 2020	248,258	25,988	12,737	286,983